Statement of Financial Position (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, No Par Value
Common Stock, Shares, Issued	137,846,070	137,846,070
Common Stock, Shares, Outstanding	123,941,070	123,941,070